Bank Borrowings	12 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Bank Borrowings

10. Bank Borrowings

Components of bank borrowings are as follows as of March 31:

		Interest		As of March 31,
		rate		2024	2023
		%		USD	USD

The Bank of East Asia, Limited – Loan 1	(1)	5.97 / 4.26	% %	110,769	110,769
The Bank of East Asia, Limited – Loan 2	(2)	5.625%		-	256,410
The Bank of East Asia, Limited – Loan 3	(2)	5.84%		-	192,308
The Bank of East Asia, Limited – Loan 4	(2)	5.78%		-	192,308
The Bank of East Asia, Limited – Loan 5	(2)	5.625%		-	128,205
The Bank of East Asia, Limited – Loan 6	(2)	5.625%		-	256,410
The Bank of East Asia, Limited – Loan 7	(2)	5.625%		-	384,615
The Bank of East Asia, Limited – Loan 8	(2)	5.625%		-	192,308
The Bank of East Asia, Limited – Loan 9	(2)	5.74%		-	128,205
The Bank of East Asia, Limited – Loan 10	(2)	5.625%		-	64,103
The Bank of East Asia, Limited – Loan 11	(2)	5.625%		-	192,308
The Bank of East Asia, Limited – Loan 12	(2)	5.625%		-	141,026
The Bank of East Asia, Limited – Loan 13	(2)	5.625%		-	179,487
The Bank of East Asia, Limited – Loan 14	(2)	6.64%		256,410	-
The Bank of East Asia, Limited – Loan 15	(2)	7.03%		461,538	-
The Bank of East Asia, Limited – Loan 16	(2)	6.64%		628,205	-
The Bank of East Asia, Limited – Loan 17	(2)	6.68%		141,026	-
The Bank of East Asia, Limited – Loan 18	(2)	6.72%		320,513	-
The Bank of East Asia, Limited – Loan 19	(2)	6.6%		384,615	-
The Bank of East Asia, Limited – Loan 20	(2)	6.64%		115,385	-
The Bank of East Asia, Limited – Loan 21	(3)	4.775%		327,298	-
The Bank of East Asia, Limited – Loan 22	(3)	4.775%		327,298	-
The Bank of East Asia, Limited – Loan 23	(4)	4.775%		562,694	-
The Bank of East Asia, Limited – Loan 24	(5)	3.625 /3.375	% %	123,371	128,205
The Bank of East Asia, Limited – Loan 25	(6)	3.625 /3.375	% %	120,011	124,116
The Bank of East Asia, Limited – Loan 26	(7)	3.625 /3.375	% %	453,240	472,205
The Bank of East Asia, Limited – Loan 27	(8)	3.625%		384,615	-
Standard Chartered Bank (Hong Kong) Limited – Loan 1	(9)	4.56%		-	51,905
The Hongkong and Shanghai Banking Corporation Limited – Loan 1	(10)	3.625 /3.375	% %	100,049	104,306
The Hongkong and Shanghai Banking Corporation Limited – Loan 2	(11)	3.625 /3.375	% %	371,018	388,271
The Hongkong and Shanghai Banking Corporation Limited – Loan 3	(12)	3.625 /3.375	% %	111,576	117,126
The Hongkong and Shanghai Banking Corporation Limited – Loan 4	(13)	3.625 / 3.375	% %	381,598	384,615
DBS Bank (Hong Kong) Limited – Loan 1	(14)	4.65%		-	205,129
DBS Bank (Hong Kong) Limited – Loan 2	(14)	4.43%		-	80,770
DBS Bank (Hong Kong) Limited – Loan 3	(14)	5.01%		-	410,256
DBS Bank (Hong Kong) Limited – Loan 4	(14)	5.29%		238,462	-
DBS Bank (Hong Kong) Limited – Loan 5	(14)	5.45%		166,667	-
DBS Bank (Hong Kong) Limited – Loan 6	(14)	5.48%		205,128	-
DBS Bank (Hong Kong) Limited – Loan 7	(14)	6.8%		85,898	-
DBS Bank (Hong Kong) Limited – Loan 8	(15)	1.2% + LIBOR		474,849	436,752
				6,852,233	5,322,118

Less: current portion of long-term bank borrowings				(3,818,453)	(3,823,633)

Non-current portion of long-term bank borrowings				3,033,780	1,498,485

(1)	On January 18, 2024 and 2023, the Company borrowed USD110,769 (HK$864,000) as working capital for 12 months at an annual interest rate of 5.97% and 4.26% with The Bank of East Asia, Limited, respectively. The loan was secured by the insured value of life insurance policy (amounted to USD1,000,000) of the Company, accounts receivable, net of the Company and a property located in Hong Kong which held by a director of the Company.

(2)	As of March 31, 2024, the Company borrowed USD2,307,692 (HK$18,000,000) (2023: USD2,307,693 (HK$18,000,000)) as working capital for one to three months at an annual interest rate ranged from 6.64% to 7.03% (2023: 5.625% to 5.84%) as revolving loans with The Bank of East Asia, Limited. The loan was secured by personal guarantees from the directors of the Company, accounts receivable, net of the Company and a property located in Hong Kong which held by a director of the Company.

(3)	On August 28, 2023, the Company borrowed USD666,667 (HK$5,200,000) as working capital for twenty years at an annual interest rate of 4.775% with The Bank of East Asia, Limited. The loan was secured by two properties located in Hong Kong which held by a related company of the Company.

(4)	On February 28, 2024, the Company borrowed USD564,103 (HK$4,400,000) as purchase of a property for twenty years at an annual interest rate of 4.775% with The Bank of East Asia, Limited. The loan was secured by, accounts receivable, net of the Company and a property located in Hong Kong which held by the Company.

(5)	On March 25, 2021, the Company borrowed USD128,205 (HK$1,000,000) as working capital for eleven years at an annual interest rate of 3.625% (2023: 3.375%) with The Bank of East Asia, Limited. The loan was secured by personal guarantee from a director of the Company.

(6)	On December 16, 2021, the Company borrowed USD128,205 (HK$1,000,000) as working capital for eleven years at an annual interest rate of 3.625% (2023: 3.375%) with The Bank of East Asia, Limited. The loan was secured by personal guarantee from a director of the Company.

(7)	On November 26, 2020, the Company borrowed USD512,821 (HK$4,000,000) as working capital for eleven years at an annual interest rate of 3.625% (2023: 3.375%) with The Bank of East Asia, Limited. The loan was secured by personal guarantee from a director of the Company.

(8)	On May 25, 2023, the Company borrowed USD384,615 (HK$3,000,000) as working capital for ten years at an annual interest rate of 3.625% with The Bank of East Asia, Limited. The loan was secured by personal guarantee from a director of the Company.

(9)	On August 24, 2018 the Company borrowed USD512,821 (HK$4,000,000) as working capital for five years at an annual interest rate of 4.56% with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantee from a director of the Company. This loan was fully repaid during the year ended March 31, 2024.

(10)	On October 21, 2020 the Company borrowed USD128,205 (HK$1,000,000) as working capital for eight years at an annual interest rate of 3.625% (2023: 3.375%) with The Hongkong and Shanghai Banking Corporation Limited. The loan was secured by personal guarantee from a director of the Company.

(11)	On May 25, 2020 the Company borrowed USD512,821 (HK$4,000,000) as working capital for eight years at an annual interest rate of 3.625% (2023: 3.375%) with The Hongkong and Shanghai Banking Corporation Limited. The loan was secured by personal guarantee from a director of the Company.

(12)	On July 13, 2021 the Company borrowed USD128,205 (HK$1,000,000) as working capital for eight years at an annual interest rate of 3.625% (2023: 3.375%) with The Hongkong and Shanghai Banking Corporation Limited. The loan was secured by personal guarantee from a director of the Company.

(13)	On March 15, 2023 the Company borrowed USD384,615 (HK$3,000,000) as working capital for ten years at an annual interest rate of 3.625% (2023: 3.375%) with The Hongkong and Shanghai Banking Corporation Limited. The loan was secured by personal guarantee from a director of the Company.

(14)	As of March 31, 2024, the Company borrowed USD696,155 (HK$5,430,000) (2023: 696,155 (HK$5,430,000)) as working capital for one to four months at an annual interest rate ranged from 5.29% to 6.8% (2023: 4.43% to 5.01%) as revolving loans with DBS Bank (Hong Kong) Limited. The loan was secured by personal guarantees from a director of the Company, accounts receivable, net of the Company and two properties located in Hong Kong which are held by a related company of the Company.

(15)	The amount represented bank overdrafts as of March 31, 2024 and 2023, which was secured by personal guarantees from a director of the Company, accounts receivable, net of the Company and two properties located in Hong Kong which are held by a related company of the Company.

Interest expenses pertaining to the above bank borrowings for the years ended March 31, 2024, 2023 and 2022 amounted to USD275,796, USD159,955 and USD66,521, respectively.

Maturities of the principal and interest payments of bank borrowings were as follows:

	As of March 31
	2024	2023
	USD	USD
Year ending March 31,
2023	-	-
2024	-	3,914,321
2025	3,986,662	308,591
2026	405,957	308,591
2027	405,957	308,591
2028	405,957	308,591
2029	405,957	201,204
2030	405,957	71,911
2031	340,441	49,613
2032	283,173	49,613
2033	204,066	45,477
2034	103,973	-
2035 - 2044	922,351	-
Total bank borrowings repayments	7,870,451	5,566,503
Less: imputed interest	(1,018,218)	(244,385)
Total bank borrowings recognized in the Consolidated Balance Sheet	6,852,233	5,322,118

As of March 31, 2024, a total of USD3,522,222 of the bank borrowings has been repaid.